                                                        SEC File Nos. 033-36962
                                                                      811-06175


                               ECLIPSE FUNDS INC.

                      MainStay Intermediate Term Bond Fund

                          Supplement dated July 2, 2004
              to the Prospectus dated March 1, 2004 ("Prospectus")

This Supplement updates certain information contained in the above-dated Prospectus of Eclipse Funds Inc. ("Company"). You may obtain a copy of the Prospectus free of charge, upon request, by calling toll-free 1-800-MAINSTAY (1-800-624-6782), by visiting the Company's website at www.mainstayfunds.com, or by writing to NYLIFE Distributors LLC, attn: MainStay Marketing Dept., 169 Lackawanna Ave., Parsippany, New Jersey 07054.

1. The following new paragraph is added to page 39 of the Prospectus under the heading "Principal Risks":

     The Fund may invest up to 10% of its total assets in high-yield debt securities ("junk bonds"), which are generally considered speculative because they present a greater risk of loss and price volatility than higher quality debt securities. Because of the increased risk, high-yield debt securities pay investors a premium -- a higher interest rate or yield than higher quality debt securities.



               PLEASE Retain This Supplement for Your Future Reference.

                                                        SEC File Nos. 033-36962
                                                                      811-06175


                               ECLIPSE FUNDS INC.

                      MainStay Intermediate Term Bond Fund

                          Supplement dated July 2, 2004
   and to the Statement of Additional Information dated April 15, 2004 ("SAI")

This Supplement updates certain information in the above-dated SAI of Eclipse Funds Inc.("Company"). You may obtain a copy of the SAI or the Company's prospectus free of charge, upon request, by calling toll-free 1-800-MAINSTAY (1-800-624-6782) ,by visiting the Company's website at www.mainstayfunds.com, or by writing to NYLIFE Distributors LLC, attn: MainStay Marketing Dept.,
169 Lackawanna Avenue, Parsippany, New Jersey 07054.


1. The following new second sentence is added to the second paragraph under the section: "Risks Associated with Debt Securities: Risks of Investing in High Yield Securities ("Junk Bonds") on page 56 of the SAI:

     The MainStay Intermediate Term Bond Fund may invest up to 10% of its total assets in debt securities, including short-term debt instruments, which are rated below investment grade (i.e., below BBB by S&P or Baa by Moody's) or, if not rated, determined to be of equivalent quality by the Manager or Subadvisor.

            Please Retain This Supplement for Your Future Reference.